UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road

Broomall, PA 19008

215-882-9983

Date of fiscal year end: September 30, 2020

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Annual Report

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ALPHA ARCHITECT ETF TRUST

Empower Investors Through Education | Affordable Alpha

Dear Alpha Architect ETF Trust Shareholders,	November 1, 2020

Thank you for your investment in the Alpha Architect US Quantitative Value ETF (“QVAL”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect US Quantitative Momentum ETF (“QMOM”), Alpha Architect International Quantitative Momentum ETF (“IMOM”), and Alpha Architect Value Momentum Trend ETF (“VMOT”), collectively referred to as the “Funds”. The information presented in this letter relates to the operations of the Funds for the fiscal year ended September 30, 2020 (“FY 2020”). On February 1, 2017, QVAL, IVAL, QMOM, and IMOM transitioned from active management to passive management. The performance prior to February 1, 2017 reflects the performance of each of QVAL, IVAL, QMOM, and IMOM while actively managed. Performance after February 1, 2017 reflects each Fund’s current objective of seeking to track the total return performance, before fees and expenses, of its index. Each Fund’s index is based on a proprietary methodology developed by Empirical Finance, LLC and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”).

QVAL seeks to track the Alpha Architect Quantitative Value Index and IVAL seeks to track the Alpha Architect International Quantitative Value Index. Similarly, QMOM seeks to track the Alpha Architect Quantitative Momentum Index and IMOM seeks to track the Alpha Architect International Quantitative Momentum Index.

VMOT is structured as a “fund of funds” ETF that seeks to invest in value and momentum securities (using QVAL and IVAL ETFs for value investments, and QMOM and IMOM for momentum investments) as well as applying hedging rules to the U.S. (QVAL and QMOM) and International (IVAL and IMOM) allocations based on a monthly assessment. VMOT seeks to track the Alpha Architect Value Momentum Trend Index.

The investment strategies and approaches used in managing the Funds generally remain the same, regardless of market conditions. QVAL’s index seeks to identify cheap, high quality stocks in the domestic (US) market. IVAL’s index seeks to identify cheap, high quality stocks in international markets. QMOM’s index seeks to identify stocks with the highest quality momentum in the domestic (US) market. IMOM’s index seeks to identify stocks with the highest quality momentum in international markets. VMOT’s index seeks to identify Value (QVAL and IVAL) and Momentum (QMOM and IMOM) securities in both the domestic (US) market and international markets (through the fund-of-funds structure) while also applying hedging rules based on a monthly assessment. All Funds target mid and large cap equities, either directly (QVAL, IVAL, QMOM, IMOM) or indirectly (VMOT, which holds shares of QVAL, QMOM, IVAL, and IMOM). The standalone Funds (QVAL, QMOM, IVAL, and IMOM) generally hold 50 or fewer positions. QVAL, IVAL, QMOM, and IMOM are diversified funds. In addition, VMOT holds shares of four ETFs and, while it is considered non-diversified, is nonetheless generally more diversified than its individual constituents given its number of positions on a look-through basis.

The primary headlines for FY2020 were the onset of the COVID-19 pandemic and the subsequent market rally thereafter. The long-only Alpha Architect Funds (QVAL, IVAL, QMOM, IMOM) experienced significant downturns in late Q1, accompanied by a rebound in the following months. Regarding the factor performance, the Momentum funds (QMOM and IMOM) fared better than their respective Value funds (QVAL and IVAL), as Momentum stocks continued their (relative) outperformance over Value stocks. VMOT also experienced the COVID decline and rebound; however, its price performance was more controlled given the hedging strategy the Fund employs.

Despite the volatility of financial markets in FY 2020, the Funds continued to track their respective indices. We continue to follow the quantitative indices behind each of the Funds. At times like these, we like to highlight that concentrated factor strategies focused on a specific style (e.g., value, growth, momentum, and so forth) can deviate greatly from traditional capitalization-weighted portfolios. This deviation from standard passive benchmarks is often more pronounced when factor style portfolios are more concentrated, which is the case for our Funds.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

Finally, in FY 2020, both QVAL and IVAL hit their “5-year” mark—the Alpha Architect team would like to thank our investors throughout the years for making this possible.

The individual fund performance drivers during the most recent fiscal year/period are outlined below. Please note, we have selected Solactive AG as the provider of benchmark indices for all Alpha Architect Funds. Each Fund is compared against its respective Solactive Index in the performance section of this report.

QVAL

For FY 2020, QVAL was down 10.33% at its market price and down 10.52% at net asset value (NAV). The best and worst securities listed below are based on their contribution to the fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was United Rentals Inc., which was up 50.86%. The second best performing security was Herbalife Nutrition LTD, which was up 43.41% for the period. The third best performing security for the period was Whirlpool Corp., which was up 45.23% for the period.

The worst performing security in the Fund’s portfolio during the period was Kohl’s Corp., which was down 49.96%. The second worst performing security was Macy’s Inc., which was down 48.00% for the period. The third worst performing security was Delta Air Lines Inc., which was down 45.85% for the period.

For FY 2020, QVAL underperformed the Standard & Poors 500® Value Total Return Index, which returned -2.69%. For FY 2020, QVAL underperformed the Solactive GBS United States 1000 Index, which returned 15.61%.

QVAL distributed income to shareholders on a quarterly basis.

IVAL

For FY 2020, IVAL was down 5.22% at its market price and down 5.47% at NAV. The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Fortescue Metals Group LTD, which was up 104.52%. The second best performing security was Nexon Co LTD, which was up 42.84% for the period. The third best performing security for the period was Persol Holdings Co LTD, which was up 41.95% for the period.

The worst performing security in the Fund’s portfolio during the period was Renault SA, which was down 63.96%. The second worst performing security was Redrow PLC, which was down 32.97% for the period. The third worst performing security was Nikon Corp, which was down 45.86% for the period.

For FY 2020, IVAL outperformed the MSCI EAFE® Value Index (USD), which returned -11.45%. For FY 2020, IVAL underperformed the Solactive Developed Markets ex N.A. Large & Mid Cap Index (USD), which returned 0.54%.

IVAL distributed income to shareholders on a quarterly basis.

QMOM

For FY 2020, QMOM was up 40.09% at its market price and up 39.79% at NAV. The best and worst securities listed below are based on their contribution to the Fund’s return, taking into consideration the weighting of each security.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

The best performing security in the Fund’s portfolio during the period was Tesla Inc., which was up 156.89%. The second best performing security was Coupa Software Corp., which was up 105.67% for the period. The third best performing security for the period was Okta Inc., which was up 100.58% for the period.

The worst performing security in the Fund during the period was Howmet Aerospace Inc., which was down 40.39%. The second worst performing security was Tempur Sealy International, which was down 23.15% for the period. The third worst performing security was Pagseguro Digital Ltd-Cl A, which was down 29.56% for the period.

For FY 2020, QMOM outperformed the S&P 500® Growth Total Return Index, which returned 30.64%. For FY 2020, QMOM outperformed the Solactive GBS United States 1000 Index, which returned 15.61%.

QMOM distributed income to shareholders on a quarterly basis.

IMOM

For FY 2020, IMOM was up 13.43% at its market price and up 13.00% at NAV. The best and worst securities listed below are based on their contribution to the fund’s return, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during the period was Fortescue Metals Group LTD, which was up 128.50%. The second best performing security was Lasertec Corp, which was up 85.26% for the period. The third best performing security for the period was Koei Tecmo Holdings Co LTD, which was up 64.09% for the period.

The worst performing security in the Fund’s portfolio during the period was Wisetech Global LTD, which was down 56.39%. The second worst performing security was Landis+Gyr Group AG, which was down 32.43% for the period. The third worst performing security was Kungsleden AB, which was down 25.79% for the period.

For FY 2020, IMOM underperformed the MSCI EAFE® Growth Total Return Index (USD), which returned 13.81%. For FY 2020, IMOM outperformed the Solactive Developed Markets ex N.A. Large & Mid Cap Index (USD), which returned 0.54%.

IMOM distributed income to shareholders on a quarterly basis.

VMOT

For FY 2020, VMOT was up 3.16% at its market price and up 3.10% at NAV.

At times, VMOT will employ hedging when the trend-following signals are “triggered”. During FY 2020, these rules were triggered at various times, and, at times, the hedging hurt performance, more so on the U.S. side of the portfolio.

For FY 2020, VMOT underperformed the MSCI World Index Gross (USD), which returned 10.99%. For FY 2020, VMOT underperformed a portfolio of 70% World Developed Stocks and 30% U.S. Treasury Bills1, which returned 6.93%.

VMOT distributed income to shareholders on a quarterly basis.

Please note, returns of the best/worst performers cited above reflect the returns of the stocks during the time period held by the Funds, not necessarily for the entire fiscal year.

We appreciate your continued investment in the Funds.

Sincerely,

Wesley R. Gray Ph.D.

Chief Executive Officer

[1]	35% Solactive GBS United States 1000 Index (Net Total Return), 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return), 30% Solactive 1-3 month US T-Bill Index

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not at net asset value, (“NAV”)), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

RISKS

Investments involve risk. Principal loss is possible.

Non-diversification Risk. Because VMOT is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds’ Shares and greater risk of loss.

Value Style Risk. Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Small Company Risk. Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons, including fund operating expenses and portfolio transaction costs not incurred by an index and a fund may not be fully invested in securities of an index or may hold securities not included in an index.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

High Portfolio Turnover Rate Risk. High portfolio turnover could increase a Fund’s transactions costs, resulting in taxable distributions to shareholders and negatively impact performance.

Derivatives Risk. Derivatives can be volatile and involve various types of degrees of risks including hedging risks. The use of derivatives in connection with the VMOT index’s hedging strategies may expose the index (and therefore the Fund) to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity securities.

Fund of Funds Risk. VMOT primarily invests in the other Alpha Architect Funds and its performance largely depends on the investment performance of those underlying Alpha Architect Funds. An investor will indirectly bear the principal risks and its share of fees and expenses of the underlying funds.

INDICES

The S&P 500® Value Index represents the value companies of the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The S&P 500® Growth Index represents the growth companies of the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

The MSCI EAFE® Value Index captures large and mid-cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada. The MSCI EAFE® Growth Index captures large and mid- cap securities exhibiting overall growth style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada. The MSCI World Index is designed to represent the performance of large and mid-cap stocks across 23 developed markets.

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

The Solactive 1-3 month US T-Bill Index is a rules-based, market value weighted index engineered for the short-term T-Bill market denominated in USD. The index is comprised of USD denominated T-Bills with a time to maturity of 1 to 3 months.

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities or their depository receipts with positive momentum.

The Alpha Architect Value Momentum Trend Index will be composed primarily of the other Funds included in this report which invest in either domestic or international equity securities and employ either a “momentum” or “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Indices do not incur any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Alpha is defined as the excess return of the fund relative to the return of the benchmark index.

The Funds are distributed by Quasar Distributors, LLC. The Funds’ investment advisor is Empowered Funds, LLC, which is doing business as Alpha Architect.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

Alpha Architect U.S. Quantitative Value ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	5 Year	Since Inception
Alpha Architect U.S. Quantitative Value ETF	(10.52%)	2.72%	1.09%
S&P 500® Value Index	(2.69%)	8.84%	6.88%
Solactive GBS U.S. 1000 Index	15.61%	13.44%	11.23%
Alpha Architect U.S. Quantitative Value Index	(10.40%)	2.98%	1.33%

The S&P 500® Value Index represents the value companies of the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

The Alpha Architect U.S. Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

*This chart assumes an initial gross investment of $10,000 made on October 21, 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2020 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF

Sector[1]	% of Net Assets
Manufacturing	32.3%*
Wholesale Trade	14.8%
Construction	12.9%
Professional, Scientific, and Technical Services	9.8%
Retail Trade	7.6%
Finance and Insurance	7.4%
Administrative and Support and Waste Management and Remediation Services	5.1%
Health Care and Social Assistance	4.7%
Information Technology	2.5%
Real Estate and Rental and Leasing	2.5%
Money Market Funds	0.3%
Other Assets	0.1%
Total	100.0%

1.	Sector designations above may be different than the sector designations presented in other Fund materials. The sector designations above are broad-based groupings that are not considered when complying with industry diversification and concentration requirements.

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund's holdings in the sub-classifications exceed 25% of the Fund's total assets.

Alpha Architect International Quantitative Value ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	5 Year	Since Inception
Alpha Architect International Quantitative Value ETF	(5.47%)	3.60%	2.02%
MSCI EAFE Value Index	(11.45%)	1.74%	0.38%
Solactive Developed Markets ex N.A. Large & Mid Cap Index	0.54%	5.23%	3.78%
Alpha Architect International Quantitative Value Index	(4.35%)	4.45%	2.71%

The MSCI EAFE® Value Index captures large and mid-cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada.

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

*This chart assumes an initial gross investment of $10,000 made on December 16, 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2020 (Unaudited)

Alpha Architect International Quantitative Value ETF

Sector[1]	% Net Assets
Industrials	23.9%
Consumer Discretionary	20.6%
Materials	10.1%
Metal Ore Mining	8.6%
Energy	5.8%
Consumer Staples	5.8%
Software	2.8%
Information Technology	2.7%
Mining	2.5%
Machinery	2.4%
Automobile & Components	2.3%
Construction	2.1%
Wholesale Trade	2.0%
Health Care	2.0%
Household Products	2.0%
Electrical Equipment	1.8%
Manufacturing	1.4%
Money Market Funds	0.5%
Other Assets	0.7%
Total	100.0%

1.	Sector designations above may be different than the sector designations presented in other Fund materials. The sector designations above are broad-based groupings that are not considered when complying with industry diversification and concentration requirements.

Alpha Architect U.S. Quantitative Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	Since Inception
Alpha Architect U.S. Quantitative Momentum ETF	39.79%	11.44%
S&P 500® Growth Index	30.64%	16.57%
Solactive GBS U.S. 1000 Index	15.61%	11.85%
Alpha Architect U.S. Quantitative Momentum Index	39.26%	12.26%

The S&P 500® Growth Index represents the growth companies of the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

The Alpha Architect U.S. Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

*This chart assumes an initial gross investment of $10,000 made on December 1, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2020 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF

Sector[1]	% of Net Assets
Manufacturing	40.4%*
Information	12.8%
Professional, Scientific, and Technical Services	10.7%
Finance and Insurance	10.7%
Real Estate and Rental and Leasing	4.4%
Accommodation and Food Services	4.2%
Retail Trade	3.9%
Wholesale Trade	3.0%
Construction	2.2%
Health Care and Social Assistance	1.9%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Transportation and Warehousing	1.8%
Administrative and Support and Waste Management and Remediation Services	1.7%
Money Market Funds	0.4%
Other Assets (a)	0.0%
Total	100.0%

(a)	less than 0.05%

1.	Sector designations above may be different than the sector designations presented in other Fund materials. The sector designations above are broad-based groupings that are not considered when complying with industry diversification and concentration requirements.

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund's holdings in the sub-classifications exceed 25% of the Fund's total assets.

Alpha Architect International Quantitative Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	Since Inception
Alpha Architect International Quantitative Momentum ETF	13.00%	3.87%
MSCI EAFE Growth Index	13.81%	9.01%
Solactive Developed Markets ex N.A.Large & Mid Cap Index	0.54%	4.83%
Alpha Architect International Quantitative Momentum Index	14.68%	5.40%

The MSCI EAFE® Growth Index captures large and mid- cap securities exhibiting overall growth style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada.

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

*This chart assumes an initial gross investment of $10,000 made on December 22, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder   would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2020 (Unaudited)

Alpha Architect International Quantitative Momentum ETF

Sector[1]	% Net Assets
Information Technology	34.3%*
Industrials	24.5%
Consumer Discretionary	9.1%
Health Care	6.7%
Consumer Staples	6.4%
Financials	4.4%
Materials	4.2%
Arts, Entertainment & Recreation	2.3%
Healthcare-Products	2.2%
Telecommunication Services	2.1%
Metal Ore Mining	1.8%
Energy	1.5%
Money Market Funds	0.2%
Other Assets	0.3%
Total	100.0%

1.	Sector designations above may be different than the sector designations presented in other Fund materials. The sector designations above are broad-based groupings that are not considered when complying with industry diversification and concentration requirements.

*	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund's holdings in the sub-classifications exceed 25% of the Fund's total assets.

Alpha Architect Value Momentum Trend ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	Since Inception
Alpha Architect Value Momentum Trend ETF	3.10%	(0.31%)
MSCI The World Index Gross (USD)	10.99%	9.51%
70% World Developed Stocks, 30% U.S. Treasury Bills-Solactive [1]	6.93%	5.19%
Alpha Architect Value Momentum Trend ETF	3.33%	(0.42%)

The MSCI World Index is designed to represent the performance of large and mid-cap stocks across 23 developed markets.

The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index (CA NTR) is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index tracks the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets excluding North America. It is calculated as a Net Total Return index in CAD and weighted by free-float market capitalization.

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

The Solactive 1-3 month US T-Bill Index is a rules-based, market value weighted index engineered for the short-term T-Bill market denominated in USD. The index is comprised of USD denominated T-Bills with a time to maturity of 1 to 3 months.

The Alpha Architect Value Momentum Trend Index is comprised of other ETFs advised by the Adviser (“Alpha Architect ETFs”. Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

*This chart assumes an initial gross investment of $10,000 made on May 2, 2017. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2020 (Unaudited)

Alpha Architect Value Momentum Trend ETF

Sector[2]	% of Net Assets
Investment Companies	99.7%
Money Market Funds	0.3%
Other Assets (a)	0.0%
Total	100.0%

(a)	less than 0.05%

1.	35% Solactive GBS United States 1000 Index, 35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return), 30% Solactive 1-3 month U.S. T-Bill Index.
2.	Sector designations above may be different than the sector designations presented in other Fund materials. The sector designations above are broad-based groupings that are not considered when complying with industry diversification and concentration requirements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2020

Shares		Value
COMMON STOCKS - 99.6%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 2.7%
185,023	H&R Block, Inc.	$3,014,025
Activities Related to Credit Intermediation - 2.4%
125,320	The Western Union Co.	2,685,608
Advertising, Public Relations, and Related Services - 1.7%
276,020	Qurate Retail, Inc.	1,981,824
Aerospace Product and Parts Manufacturing - 2.5%
7,368	Lockheed Martin Corp.	2,824,007
Animal Food Manufacturing - 2.3%
57,326	Herbalife Nutrition Ltd. (a)(b)	2,674,258
Apparel Knitting Mills - 2.6%
185,564	Hanesbrands, Inc.	2,922,633
Building Equipment Contractors - 5.0%
56,904	Comfort Systems USA, Inc.	2,931,125
40,144	EMCOR Group, Inc.	2,718,150
		5,649,275
Chemical and Allied Products Merchant Wholesalers - 2.4%
26,833	Acuity Brands, Inc.	2,746,357
Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.5%
16,160	United Rentals, Inc. (b)	2,819,920
Communications Equipment Manufacturing - 2.5%
70,858	Cisco Systems, Inc.	2,791,097
Computer and Peripheral Equipment Manufacturing - 5.1%
144562	HP, Inc.	2,745,232
61588	Seagate Technology PLC (a)	3,034,441
		5,779,673
Computer Systems Design and Related Services - 2.8%
22,794	SYNNEX Corp.	3,192,528
Drugs and Druggists' Sundries Merchant Wholesalers - 5.0%
18,636	McKesson Corp.	2,775,460
57,557	Nu Skin Enterprises, Inc. "Class A"	2,883,030
		5,658,490
Electronics and Appliance Stores - 2.6%
26,226	Best Buy Co., Inc.	2,918,691
Employment Services - 5.1%
39,853	ManpowerGroup, Inc.	2,922,421
54,344	Robert Half International, Inc.	2,876,971
		5,799,392
Fabricated Metal Product Manufacturing - 2.4%
51,085	The Timken Co.	2,769,829

General Medical and Surgical Hospitals - 4.7%
21,191	HCA Healthcare, Inc.	2,642,094
25,554	Universal Health Services, Inc.	2,734,789
		5,376,883
Health and Personal Care Stores - 2.4%
47,754	CVS Health Corp.	2,788,834
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 2.5%
80731	Allison Transmission Holdings, Inc.	2,836,887
Insurance Carriers - 5.1%
10,654	Anthem, Inc.	2,861,558
6,965	Humana, Inc.	2,882,744
		5,744,302

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2020

Shares		Value
Management, Scientific, and Technical Consulting Services - 2.6%
45,658	Insperity, Inc.	$2,990,142
Metal and Mineral (except Petroleum) Merchant Wholesalers - 2.4%
26,934	Reliance Steel & Aluminum Co.	2,748,345
Pharmaceutical and Medicine Manufacturing - 12.5%
26,385	Alexion Pharmaceuticals, Inc. (b)	3,019,235
10,441	Biogen, Inc. (b)	2,961,903
44,117	Gilead Sciences, Inc.	2,787,753
27,451	United Therapeutics Corp. (b)	2,772,551
36,990	USANA Health Sciences, Inc. (b)	2,724,313
		14,265,755
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.5%
49,784	Insight Enterprises, Inc. (b)	2,816,779
Residential Building Construction - 8.0%
40,494	D.R. Horton, Inc.	3,062,561
37,518	Lennar Corp.	3,064,471
63,635	PulteGroup, Inc.	2,945,664
		9,072,696
Semiconductor and Other Electronic Component Manufacturing - 5.1%
57,389	Intel Corp.	2,971,602
106,405	Sanmina Corp. (b)	2,878,255
		5,849,857
Tobacco Manufacturing - 2.2%
65,024	Altria Group, Inc.	2,512,527
	TOTAL COMMON STOCKS (Cost $108,124,433)	113,230,614
PREFERRED STOCKS - 0.0% (c)
Advertising, Public Relations, and Related Services - 0.0% (c)
1	Qurate Retail, Inc. (b)	49
	TOTAL PREFERRED STOCKS (Cost $47)	49

MONEY MARKET FUNDS - 0.3%
338,708	First American Government Obligations Fund - Class X, 0.07% (d)	338,708
	TOTAL MONEY MARKET FUNDS (Cost $338,708)	338,708

	TOTAL INVESTMENTS (Cost $108,463,188) - 99.9%	113,569,371
	Other Assets in Excess of Liabilities - 0.1%	83,176
	TOTAL NET ASSETS - 100.0%	$113,652,547

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Foreign Issued Security.

(b) Non-Income producing security.

(c) Rounds to zero.

(d) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
September 30, 2020

Shares		Value
COMMON STOCKS - 98.8%
Australia - 12.5%
1,926,883	Beach Energy Ltd.	$1,821,772
91,356	BHP Group Ltd.	2,329,442
270,588	BlueScope Steel Ltd.	2,461,371
254,130	Fortescue Metals Group Ltd.	2,966,937
580,615	Santos Ltd.	2,029,425
		11,608,947
France - 2.3%
19,440	Cie Generale des Etablissements Michelin SCA	2,090,533
Germany - 9.8%
34,432	Aurubis AG	2,347,113
207,665	METRO AG	2,074,434
27,211	Rheinmetall AG	2,448,929
12,399	Volkswagen AG	2,168,963
		9,039,439
Hong Kong - 1.7%
1,936,256	WH Group Ltd.	1,568,982
Italy - 1.8%
283,186	Leonardo S.p.A.	1,660,117
Japan - 51.5%
205,520	Amada Co., Ltd.	1,913,626
91,004	Amano Corp.	2,109,750
107,456	Brother Industries Ltd.	1,697,451
91,112	Canon Marketing Japan, Inc.	1,815,933
83,612	Ebara Corp.	2,253,913
119,212	GungHo Online Entertainment, Inc.	2,551,192
286,784	Inpex Corp.	1,532,288
242,904	Isuzu Motors Ltd.	2,112,930
189,956	JGC Holdings Corp.	1,959,628
179,660	Kajima Corp.	2,149,821
219,400	Kandenko Co., Ltd.	1,789,067
111,040	Kinden Corp.	1,950,952
49,696	Koito Manufacturing Co., Ltd.	2,520,965
63,576	Kyudenko Corp.	1,829,547
198,468	Nikon Corp.	1,332,341
211,560	Obayashi Corp.	1,915,705
160,852	Persol Holdings Co., Ltd.	2,597,364
106,676	Sekisui House Ltd.	1,878,829
56,300	Seven & i Holdings Co., Ltd.	1,734,936
236,076	Shimizu Corp.	1,766,121
47,572	Suzuken Co., Ltd.	1,806,532
87,868	Tokuyama Corp.	2,102,867
150,108	Tosoh Corp.	2,426,721
68,164	TS Tech Co., Ltd.	1,915,043
		47,663,522
Singapore - 1.8%
3,414,884	Genting Singapore Ltd.	1,676,109
United Kingdom - 17.4%
105,204	Anglo American PLC	2,546,410
34,743	Berkeley Group Holdings PLC	1,895,448
56,592	Dialog Semiconductor PLC (a)	2,468,282
302,728	Inchcape PLC (a)	1,721,102
65,712	Persimmon PLC	2,096,903
313,345	Redrow PLC (a)	1,632,670
40,417	Rio Tinto PLC	2,427,951
964,460	Taylor Wimpey PLC	1,349,656
		16,138,422
	TOTAL COMMON STOCKS (Cost $93,922,215)	91,446,071

MONEY MARKET FUNDS - 0.5%
471,225	First American Government Obligations Fund - Class X, 0.07% (b)	471,225
	TOTAL MONEY MARKET FUNDS (Cost $471,225)	471,225

	TOTAL INVESTMENTS (Cost $94,393,440) - 99.3%	91,917,296
	Other Assets in Excess of Liabilities - 0.7%	652,108
	TOTAL NET ASSETS - 100.0%	$92,569,404

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-Income producing security.

(b) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2020

Shares		Value
COMMON STOCKS - 99.6%
Activities Related to Credit Intermediation - 2.3%
66,702	Open Lending Corp. (a)	$1,700,901
Advertising, Public Relations, and Related Services - 2.1%
2,940	The Trade Desk Inc. (a)	1,525,213
Agencies, Brokerages, and Other Insurance Related Activities - 1.8%
14,877	Goosehead Insurance, Inc.	1,288,199
Animal Food Manufacturing - 1.9%
12,826	Freshpet, Inc. (a)	1,432,023
Automobile Dealers - 2.1%
7,001	Carvana Co. (a)	1,561,643
Beverage Manufacturing - 1.7%
18,820	National Beverage Corp. (a)	1,279,948
Chemical Product and Preparation Manufacturing - 2.1%
23,792	Kornit Digital Ltd. (a)(b)	1,543,387
Computer and Peripheral Equipment Manufacturing - 3.5%
11,454	Apple, Inc.	1,326,488
10,487	Fortinet, Inc. (a)	1,235,473
		2,561,961
Computer Systems Design and Related Services - 6.9%
59,214	Digital Turbine, Inc. (a)	1,938,666
12,253	Fiverr International Ltd. (a)(b)	1,702,922
8,036	Globant S.A. (a)(b)	1,440,212
		5,081,800
Cut and Sew Apparel Manufacturing - 1.7%
3,794	Lululemon Athletica, Inc. (a)	1,249,630
Electrical Equipment Manufacturing - 2.0%
7,623	Generac Holdings, Inc. (a)	1,476,118
Electronic Shopping and Mail-Order Houses - 1.8%
424	Amazon.com, Inc. (a)	1,335,062
Financial Investment Activities - 4.8%
36,435	DraftKings, Inc. (a)	2,143,835
58,350	Repay Holdings Corp. (a)	1,371,225
		3,515,060
Food Manufacturing - 2.0%
8,706	Medifast, Inc.	1,431,702
General Freight Trucking - 1.8%
7,264	Old Dominion Freight Line, Inc.	1,314,203
Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers - 3.0%
28,192	Sunrun, Inc. (a)	2,172,757
Highway, Street, and Bridge Construction - 2.2%
18,359	Blackline, Inc. (a)	1,645,517
Home Health Care Services - 2.0%
6,054	Amedisys, Inc. (a)	1,431,347
Industrial Machinery Manufacturing - 1.9%
4,127	Lam Research Corp.	1,369,132
Insurance Carriers - 1.8%
6,986	Kinsale Capital Group, Inc.	1,328,598
Internet Software & Services - 1.7%
1,166	MercadoLibre, Inc. (a)	1,262,172
Management, Scientific, and Technical Consulting Services - 1.7%
36,160	2U, Inc. (a)	1,224,378
Medical Equipment and Supplies Manufacturing - 2.0%
36,574	AtriCure, Inc. (a)	1,459,303

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2020

Shares		Value
Metal Ore Mining - 1.9%
21,981	Newmont Corp.	$1,394,694
Motor Vehicle Manufacturing - 2.0%
3,426	Tesla, Inc. (a)	1,469,788
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.9%
3,387	DexCom, Inc. (a)	1,396,223
Newspaper, Periodical, Book, and Directory Publishers - 1.9%
3,902	MSCI, Inc.	1,392,156
Office Administrative Services - 1.7%
17,779	Cardlytics, Inc. (a)	1,254,664
Offices of Real Estate Agents and Brokers - 4.4%
29,318	Redfin Corp. (a)	1,463,848
17,114	Zillow Group, Inc. (a)	1,737,755
		3,201,603
Pharmaceutical and Medicine Manufacturing - 5.6%
11,676	Emergent BioSolutions, Inc. (a)	1,206,481
19,724	Horizon Therapeutics PLC (a)(b)	1,532,160
6,408	Quidel Corp. (a)	1,405,787
		4,144,428
Restaurants and Other Eating Places - 1.6%
14,690	Papa John's International, Inc.	1,208,693
Semiconductor and Other Electronic Component Manufacturing - 9.9%
16,742	Advanced Micro Devices, Inc. (a)	1,372,677
18,804	Enphase Energy, Inc. (a)	1,553,022
2,822	NVIDIA Corp.	1,527,323
10,060	Skyworks Solutions, Inc.	1,463,730
17,150	Vicor Corp. (a)	1,333,070
Software Publishers - 9.2%		7,249,822
4,382	Coupa Software, Inc. (a)	1,201,720
6,719	DocuSign, Inc. (a)	1,446,198
15,814	Fastly, Inc. (a)	1,481,455
6,635	Splunk, Inc. (a)	1,248,242
5,465	Twilio, Inc. (a)	1,350,347
		6,727,962
Traveler Accommodation - 2.6%
25,730	Penn National Gaming, Inc. (a)	1,870,571
Wood Product Manufacturing - 2.1%
15,677	Masonite International Corp. (a)(b)	1,542,617
	TOTAL COMMON STOCKS (Cost $64,203,751)	73,043,275

MONEY MARKET FUNDS - 0.4%
277,674	First American Government Obligations Fund - Class X, 0.07% (c)	277,674
	TOTAL MONEY MARKET FUNDS (Cost $277,674)	277,674

	TOTAL INVESTMENTS (Cost $64,481,425) - 100.0%	73,320,949
	Other Liabilities in Excess of Assets - 0.0% (d)	(13,309)
	TOTAL NET ASSETS - 100.0%	$73,307,640

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-Income producing security.

(b) Foreign Issue Security.

(c) Rate shown is the 7-day effective yield.

(d) Rounds to zero.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
September 30, 2020

Shares		Value
COMMON STOCKS - 99.6%
Australia - 7.8%
29,787	Domino's Pizza Enterprises Ltd.	$1,690,155
130,918	Fortescue Metals Group Ltd.	1,528,452
87,404	Mineral Resources Ltd.	1,559,444
165,436	OZ Minerals Ltd.	1,660,095
		6,438,146
Denmark - 4.5%
5,016	Genmab A/S (a)	1,816,847
12,020	Vestas Wind Systems A/S	1,949,731
		3,766,578
France - 2.2%
5,325	Sartorius Stedim Biotech	1,839,285
Germany - 6.5%
9,471	Bechtle AG	1,919,940
20,725	KION Group AG	1,778,213
34,850	Software AG	1,719,394
		5,417,547
Hong Kong - 2.4%
999,267	Xinyi Glass Holdings Ltd.	2,008,836
Ireland - 2.3%
11,840	Flutter Entertainment PLC (a)	1,871,532
Italy - 2.4%
99,234	Nexi S.p.A. (a)	1,991,870
Japan - 34.5%
15,059	BayCurrent Consulting, Inc.	2,084,686
22,284	Change, Inc. (a)	1,770,634
19,943	Daifuku Co., Ltd.	2,000,635
13,838	Fujitsu Ltd.	1,881,543
65,733	Japan Exchange Group, Inc.	1,831,163
31,238	Kobe Bussan Co., Ltd.	1,711,996
45,992	Koei Tecmo Holdings Co., Ltd.	2,206,604
23,200	Lasertec Corp.	1,894,012
29,407	M3, Inc.	1,812,407
42,635	MonotaRO Co., Ltd.	2,110,223
99,312	NEC Networks & System Integration Corp.	1,895,558
10,073	OBIC Co., Ltd.	1,761,211
114,168	Shinko Electric Industries Co., Ltd.	1,986,425
24,217	Yaoko Co., Ltd.	1,793,341
282,164	Z Holdings Corp.	1,870,124
		28,610,562
Netherlands - 4.7%
1,130	Adyen N.V. (a)	2,083,368
4,997	ASML Holding N.V.	1,843,754
		3,927,122
Norway - 1.5%
699,437	NEL ASA (a)	1,271,772
Spain - 4.4%
28,844	Cellnex Telecom S.A.	1,758,554
69,246	Gamesa Corp. Tecnologica S.A.	1,874,629
		3,633,183
Sweden - 17.1%
93,830	Avanza Bank Holding AB	1,841,848
47,201	Beijer Ref AB	1,561,095
27,174	Evolution Gaming Group AB	1,804,753
35,079	Indutrade AB (a)	1,883,237
69,684	Nibe Industrier AB (a)	1,798,151
20,363	Sinch AB (a)	1,666,629
30,808	Sweco AB	1,712,425
22,572	Swedish Match AB	1,846,923
		14,115,061
Switzerland - 6.9%
25,555	Logitech International S.A.	1,988,798
2,951	Lonza Group AG	1,821,767
3,892	Tecan Group AG	1,939,556
		5,750,121

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
September 30, 2020

Shares		Value
United Kingdom - 2.4%
57,211	Ocado Group PLC (a)	$2,025,691
	TOTAL COMMON STOCKS (Cost $74,109,755)	82,667,306

MONEY MARKET FUNDS - 0.2%
141,442	First American Government Obligations Fund - Class X, 0.07% (b)	141,442
	TOTAL MONEY MARKET FUNDS (Cost $141,442)	141,442

	TOTAL INVESTMENTS (Cost $74,251,197) - 99.8%	82,808,748
	Other Assets in Excess of Liabilities - 0.2%	215,547
	TOTAL NET ASSETS - 100.0%	$83,024,295

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-Income producing security.

(b) Rate shown is the 7-day effective yeild.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
September 30, 2020

Shares		Value
INVESTMENT COMPANIES - 99.7%
International Developed Equity - 58.0%
538,391	Alpha Architect International Quantitative Momentum ETF (a)(b)	$15,463,236
536,655	Alpha Architect International Quantitative Value ETF (a)(b)	13,341,243
		28,804,479
U.S. Equity - 41.7%
254,080	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	10,665,262
409,498	Alpha Architect U.S. Quantitative Value ETF (a)(b)	10,021,194
		20,686,456
	TOTAL INVESTMENT COMPANIES (Cost $52,653,079)	49,490,935

MONEY MARKET FUNDS - 0.3%
128,867	First American Government Obligations Fund - Class X, 0.07% (c)	128,867
	TOTAL MONEY MARKET FUNDS (Cost $128,867)	128,867

	TOTAL INVESTMENTS (Cost $52,781,946) - 100.0%	49,619,802
	Other Liabilities in Excess of Assets - 0.0% (d)	(10,597)
	TOTAL NET ASSETS - 100.0%	$49,609,205

Percentages are stated as a percent of net assets.

(a) Affiliated Fund.

(b) All or a portion of these securities have been segregated as collateral for broker agreements. As of September 30, 2020, the total value of securities segregated amounted to $27,353,148.

(c) Rate shown is the 7-day effective yield.

(d) Rounds to zero.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2020

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments, at value	$113,569,371	$91,917,296
Dividends and interest receivable	128,227	681,624
Receivable for fund shares sold	-	1,234,295
Total assets	113,697,598	93,833,215
Liabilities:
Accrued investment advisory fees	45,051	45,013
Payable for investment securities purchased	-	1,218,704
Net spot trade payable	-	94
Total liabilities	45,051	1,263,811
Net Assets	$113,652,547	$92,569,404

Net Assets Consist of:
Capital stock	$172,637,830	$129,672,575
Total Distributable Earnings	(58,985,283)	(37,103,171)
Net Assets:	$113,652,547	$92,569,404

Calculation of Net Asset Value Per Share:
Net Assets	$113,652,547	$92,569,404
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	4,650,000	3,750,000
Net Asset Value per Share	$24.44	$24.69

Cost of Investments	$108,463,188	$94,393,440

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2020

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments, at value	$73,320,949	$82,808,748
Dividends and interest receivable	15,219	255,838
Total assets	73,336,168	83,064,586
Liabilities:
Accrued investment advisory fees	28,528	39,081
Other Payable	-	1,210
Total liabilities	28,528	40,291
Net Assets	$73,307,640	$83,024,295

Net Assets Consist of:
Capital stock	$93,687,177	$111,393,287
Total Distributable Earnings	(20,379,537)	(28,368,992)
Net Assets:	$73,307,640	$83,024,295

Calculation of Net Asset Value Per Share:
Net Assets	$73,307,640	$83,024,295
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,750,000	2,900,000
Net Asset Value per Share	$41.89	$28.63

Cost of Investments	$64,481,425	$74,251,197

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2020

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$49,490,935
Non-affiliated investments, at value	128,867
Interest receivable	12
Total assets	49,619,814
Liabilities:
Accrued investment advisory fees	8,871
Broker Interest Payable	1,738
Total liabilities	10,609
Net Assets	$49,609,205

Net Assets Consist of:
Capital Stock	$68,577,075
Total Distributable Earnings	(18,967,870)
Net Assets:	$49,609,205

Calculation of Net Asset Value Per Share:
Net Assets	$49,609,205
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,075,000
Net Asset Value per Share	$23.91

Cost of Investments in Affiliates	$52,653,079
Cost of Non-Affiliated Investments	$128,867

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2020

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $224,742, respectivley)	$2,743,492	$2,454,000
Interest income	2,415	8,215
Total investment income	2,745,907	2,462,215

Expenses:
Investment advisory fees	471,923	509,054
Other expenses	-	32
Total expenses	471,923	509,086

Net investment income	2,273,984	1,953,129

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(27,087,573)	(18,434,496)
In-kind redemptions	11,303,976	4,955,710
Foreign currency	-	(53,816)
	(15,783,597)	(13,532,602)
Net change in unrealized appreciation (depreciation) on:
Investments	6,817,240	501,489
Foreign currency translation	-	3,787,895
	6,817,240	4,289,384
Net realized and unrealized loss on investments:	(8,966,357)	(9,243,218)
Net decrease in net assets resulting from operations	$(6,692,373)	$(7,290,089)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2020

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $104,526, respectivley)	$418,011	$1,108,455
Interest income	1,788	4,133
Total investment income	419,799	1,112,588

Expenses:
Investment advisory fees	305,216	381,987
Other expenses	-	1,858
Total expenses	305,216	383,845

Net investment income	114,583	728,743

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(5,470,876)	(10,802,955)
In-kind redemptions	19,407,759	13,304,999
Foreign currency	-	(118,961)
	13,936,883	2,383,083
Net change in unrealized appreciation (depreciation) on:
Investments	6,873,824	5,412,031
Foreign currency translation	-	1,294,588
	6,873,824	6,706,619
Net realized and unrealized gain	20,810,707	9,089,702
Net increase in net assets resulting from operations	$20,925,290	$9,818,445

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2020

Alpha Architect Value Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$778,606
Interest income	13,819
Total investment income	792,425

Expenses:
Dividend expense	472,233
Investment advisory fees	269,147
Broker Interest Expense	95,101
Other expenses	36
Total expenses	836,517
Less: Reimbursement of expenses from Advisor (Note 3)	(128,432)
Net expenses	708,085

Net investment income	84,340

Realized and Unrealized Loss on Investments:
Net realized gain (loss) on:
Investments in affiliates	(1,128,295)
In-kind redemptions from affiliates	479,990
Securities sold short	(3,259,983)
(3,908,288)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	5,669,838
Securities sold short	(514,104)
5,155,734
Net realized and unrealized gain on investments	1,247,446
Net increase in net assets resulting from operations	$1,331,786

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,273,984	$1,765,206	$1,953,129	$2,334,134
Net realized loss on investments	(15,783,597)	(12,846,214)	(13,532,602)	(8,983,453)
Net change in unrealized appreciation (depreciation) on investments	6,817,240	154,988	4,289,384	(4,759,142)
Net decrease in net assets resulting from operations	(6,692,373)	(10,926,020)	(7,290,089)	(11,408,461)

Distributions to Shareholders:
Net investment income	(1,904,150)	(1,800,483)	(2,076,341)	(2,390,973)
Total distributions	(1,904,150)	(1,800,483)	(2,076,341)	(2,390,973)

Capital Share Transactions:
Proceeds from shares sold	144,882,910	64,953,370	51,944,060	29,327,925
Payments for shares redeemed	(114,575,250)	(84,435,665)	(30,302,390)	(38,331,625)
Net increase (decrease) in net assets from net change in capital share transactions	30,307,660	(19,482,295)	21,641,670	(9,003,700)
Total increase (decrease) in net assets	21,711,138	(32,208,798)	12,275,240	(22,803,134)
Net Assets:
Beginning of year	91,941,409	124,150,207	80,294,164	103,097,298
End of year	$113,652,547	$91,941,409	$92,569,404	$80,294,164

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,300,000	4,000,000	3,000,000	3,350,000
Shares sold	6,050,000	2,350,000	1,850,000	1,050,000
Shares reinvested	-	–	-	–
Shares repurchased	(4,700,000)	(3,050,000)	(1,100,000)	(1,400,000)
Shares outstanding, end of year	4,650,000	3,300,000	3,750,000	3,000,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$114,583	$(8,509)	$728,743	$620,927
Net realized gain (loss) on investments	13,936,883	(5,328,685)	2,383,083	(6,429,673)
Net change in unrealized appreciation (depreciation) on investments	6,873,824	(4,839,439)	6,706,619	65,297
Net increase (decrease) in net assets resulting from operations	20,925,290	(10,176,633)	9,818,445	(5,743,449)

Distributions to Shareholders:
Net investment income	(39,192)	(34,407)	(619,693)	(763,251)
Return of capital	(45,177)	-	-	-
Total distributions	(84,369)	(34,407)	(619,693)	(763,251)

Capital Share Transactions:
Proceeds from shares sold	127,249,345	72,363,622	120,970,125	68,801,846
Payments for shares redeemed	(130,326,305)	(91,589,810)	(103,532,555)	(71,203,020)
Net increase (decrease) in net assets from net change in capital share transactions	(3,076,960)	(19,226,188)	17,437,570	(2,401,174)
Total increase (decrease) in net assets	17,763,961	(29,437,228)	26,636,322	(8,907,874)
Net Assets:
Beginning of year	55,543,679	84,980,907	56,387,973	65,295,847
End of year	$73,307,640	$55,543,679	$83,024,295	$56,387,973

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,850,000	2,500,000	2,200,000	2,300,000
Shares sold	3,650,000	2,450,000	4,650,000	2,700,000
Shares reinvested	-	-	-	-
Shares repurchased	(3,750,000)	(3,100,000)	(3,950,000)	(2,800,000)
Shares outstanding, end of year	1,750,000	1,850,000	2,900,000	2,200,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect Value Momentum Trend ETF
	Year Ended September 30, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$84,340	$353,238
Net realized loss on investments	(3,908,288)	(8,818,755)
Net change in unrealized depreciation on investments	5,155,734	(13,849,496)
Net increase (decrease) in net assets resulting from operations	1,331,786	(22,315,013)

Distributions to Shareholders:
Net investment income	(1,105,437)	(483,624)
Total distributions	(1,105,437)	(483,624)

Capital Share Transactions:
Proceeds from shares sold	5,194,325	8,584,400
Payments for shares redeemed	(36,965,000)	(35,048,555)
Net decrease in net assets from net change in capital share transactions	(31,770,675)	(26,464,155)
Total decrease in net assets	(31,544,326)	(49,262,792)
Net Assets:
Beginning of year	81,153,531	130,416,323
End of year	$49,609,205	$81,153,531

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,450,000	4,500,000
Shares sold	225,000	350,000
Shares reinvested	-	-
Shares repurchased	(1,600,000)	(1,400,000)
Shares outstanding, end of year	2,075,000	3,450,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS

September 30, 2020

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period
Alpha Architect U.S. Quantitative Value ETF
Year Ended September 30, 2020	$27.86	0.59	(3.51)	(2.92)	(0.50)	-	(0.50)	$24.44
Year Ended September 30, 2019	$31.04	0.51	(3.32)	(2.81)	(0.37)	-	(0.37)	$27.86
Year Ended September 30, 2018	$27.11	0.39	3.88	4.27	(0.34)	-	(0.34)	$31.04
Year Ended September 30, 2017	$23.12	0.32	3.98	4.30	(0.31)	-	(0.31)	$27.11
Year ended September 30, 2016	$23.09	0.33	0.03	0.36	(0.33)	-	(0.33)	$23.12

Alpha Architect International Quantitative Value ETF
Year Ended September 30, 2020	$26.76	0.58	(2.05)	(1.47)	(0.60)	-	(0.60)	$24.69
Year Ended September 30, 2019	$30.78	0.73	(3.99)	(3.26)	(0.76)	-	(0.76)	$26.76
Year Ended September 30, 2018	$31.89	0.84	(1.11)	(0.27)	(0.84)	-	(0.84)	$30.78
Year Ended September 30, 2017	$24.66	0.62	7.13	7.75	(0.52)	-	(0.52)	$31.89
Year ended September 30, 2016	$23.16	0.46	1.38	1.84	(0.34)	-	(0.34)	$24.66

Alpha Architect U.S. Quantitative Momentum ETF
Year Ended September 30, 2020	$30.02	0.06	11.85	11.91	(0.02)	(0.02)	(0.04)	$41.89
Year Ended September 30, 2019	$33.99	(0.00)(8)	(3.96)	(3.96)	(0.01)	-	(0.01)	$30.02
Year Ended September 30, 2018	$27.15	(0.03)	6.87	6.84	-	-	-	$33.99
Year Ended September 30, 2017	$24.56	0.06	2.61	2.67	(0.07)	(0.01)	(0.08)	$27.15
December 2, 2015(7) to September 30, 2016	$25.00	0.05	(0.45)	(0.40)	(0.04)	-	(0.04)	$24.56

Alpha Architect International Quantitative Momentum ETF
Year Ended September 30, 2020	$25.63	0.29	2.97	3.26	(0.26)	-	(0.26)	$28.63
Year Ended September 30, 2019	$28.39	0.28	(2.69)	(2.41)	(0.35)	-	(0.35)	$25.63
Year Ended September 30, 2018	$28.24	0.27	0.15	0.42	(0.27)	-	(0.27)	$28.39
Year Ended September 30, 2017	$25.88	0.28	2.26	2.54	(0.18)	-	(0.18)	$28.24
December 23, 2015(7) to September 30, 2016	$25.00	0.18	0.81	0.99	(0.11)	-	(0.11)	$25.88

Alpha Architect Value Momentum Trend ETF
Year Ended September 30, 2020	$23.52	0.03	0.72	0.75	(0.36)	-	(0.36)	$23.91
Year Ended September 30, 2019	$28.98	0.09	(5.43)	(5.34)	(0.12)	-	(0.12)	$23.52
Year Ended September 30, 2018	$27.10	0.34	1.87	2.21	(0.33)	-	(0.33)	$28.98
May 3, 2017(7) to September 30, 2017	$25.00	0.13	2.06	2.19	(0.09)	(0.00)(8)	(0.09)	$27.10

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS (CONTINUED)

September 30, 2020

			Ratios to Average Net Assets
	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(6)
Alpha Architect U.S. Quantitative Value ETF
Year Ended September 30, 2020	(10.52%)	$113,653	0.49%	0.49%	2.36%	78%
Year Ended September 30, 2019	(8.43%)	$91,941	0.59%	0.59%	1.83%	77%
Year Ended September 30, 2018	15.72%	$124,150	0.79%	0.79%	1.28%	46%
Year Ended September 30, 2017	18.71%	$74,565	0.79%	0.79%	1.28%	81%
Year ended September 30, 2016	1.58%	$55,480	0.79%	0.79%	1.46%	74%

Alpha Architect International Quantitative Value ETF
Year Ended September 30, 2020	(5.47%)	$92,569	0.59%	0.59%	2.26%	76%
Year Ended September 30, 2019	(10.46%)	$80,294	0.66%	0.66%	2.70%	76%
Year Ended September 30, 2018	(0.92%)	$103,097	0.79%	0.79%	2.62%	30%
Year Ended September 30, 2017	31.77%	$68,554	0.79%	0.79%	2.18%	44%
Year ended September 30, 2016	8.00%	$35,755	0.79%	0.79%	1.95%	119%

Alpha Architect U.S. Quantitative Momentum ETF
Year Ended September 30, 2020	39.79%	$73,308	0.49%	0.49%	0.18%	84%
Year Ended September 30, 2019	(11.63%)	$55,544	0.59%	0.59%	(0.01)%	115%
Year Ended September 30, 2018	25.19%	$84,981	0.79%	0.79%	(0.11)%	91%
Year Ended September 30, 2017	10.90%	$39,370	0.79%	0.79%	0.24%	168%
December 2, 2015(7) to September 30, 2016	(1.58%)	$23,332	0.79%	0.79%	0.28%	213%

Alpha Architect International Quantitative Momentum ETF
Year Ended September 30, 2020	13.00%	$83,024	0.59%	0.59%	1.13%	158%
Year Ended September 30, 2019	(8.45%)	$56,388	0.66%	0.66%	1.09%	135%
Year Ended September 30, 2018	1.42%	$65,296	0.79%	0.79%	0.91%	119%
Year Ended September 30, 2017	9.90%	$43,767	0.79%	0.79%	1.11%	105%
December 23, 2015(7) to September 30, 2016	3.96%	$19,408	0.79%	0.79%	0.93%	217%

Alpha Architect Value Momentum Trend ETF
Year Ended September 30, 2020	3.10%	$49,609	1.18%	1.40%	0.14%	20%
Year Ended September 30, 2019	(18.43%)	$81,154	1.84%	2.14%	0.37%	155%
Year Ended September 30, 2018	8.17%	$130,416	0.01%(5)	0.46%(5)	1.16%(5)	44%
May 3, 2017(7) to September 30, 2017	8.77%	$40,644	0.00%	0.45%	1.27%	0%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	The net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.
(6)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(7)	Commencement of operations.
(8)	Rounds to less than $.005.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually, a “Fund” and collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF are considered diversified under the 1940 Act. In contrast, Alpha Architect Value Momentum Trend ETF is currently considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect Value Momentum Trend ETF commenced operations on May 3, 2017 and manages to the Alpha Architect Value Momentum Trend Index. The Alpha Architect Value Momentum Trend Index is comprised of the other Funds included in this report, each of which is advised by Empowered Funds, LLC (the “Alpha Architect ETFs”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” During the fiscal year, for Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF a Creation Unit consists of 50,000 shares. During a portion of the period covered by this report, a creation unit for Alpha Architect Value Momentum Trend ETF also consisted of 50,000 shares. However, effective as of March 20, 2020, a Creation Unit for Alpha Architect Value Momentum consisted of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a Transaction Fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The Standard Transaction Fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain Fund Deposits consisting of cash- in-lieu or Cash Value may be subject to a variable charge (“Variable Transaction Fee”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the standard Transaction Fee. Variable Transaction Fee fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, each Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2020, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$113,230,614	$-	$-	$113,230,614
Preferred Stocks	49	-	-	49
Money Market Funds	338,708	-	-	338,708
Total Investments in Securities	$113,569,371	$-	$-	$113,569,371

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$91,446,071	$-	$-	$91,446,071
Money Market Funds	471,225	-	-	471,225
Total Investments in Securities	$91,917,296	$-	$-	$91,917,296

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$73,043,275	$-	$-	$73,043,275
Money Market Funds	277,674	-	-	277,674
Total Investments in Securities	$73,320,949	$-	$-	$73,320,949

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$82,667,306	$-	$-	$82,667,306
Money Market Funds	141,442	-	-	141,442
Total Investments in Securities	$82,808,748	$-	$-	$82,808,748

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$49,490,935	$-	$-	$49,490,935
Money Market Funds	128,867	-	-	128,867
Total Investments in Securities	$49,619,802	$-	$-	$49,619,802

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended September 30, 2020, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

For Alpha Architect Value Momentum Trend ETF, the risks of hedging include hedging activity sometimes being ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2020, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2020, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

J.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

K.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2020, the following table shows the reclassifications made:

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Alpha Architect U.S. Quantitative Value ETF	$-	$(10,993,998)	$10,993,998
Alpha Architect International Quantitative Value ETF	(17,725)	(4,760,700)	4,778,425
Alpha Architect U.S. Quantitative Momentum ETF	45,177	(19,353,002)	19,307,825
Alpha Architect International Quantitative Momentum ETF	(175,261)	(12,879,024)	13,054,285
Alpha Architect Value Momentum Trend ETF	1,781	579,373	(581,154)

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to Investment Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

At an in-person Board meeting held on October 14, 2019, the Board of Trustees of the Trust (the “Trustees”), including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement for the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and the Investment Advisory Agreement for Alpha Architect Value Momentum Trend ETF.

At a subsequent in-person Board meeting conducted virtually on July 28, 2020, the Trustees, including each Independent Trustee, approved the Advisory Agreement for the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF. The Board did not consider the Investment Advisory Agreement for Alpha Architect Value Momentum Trend ETF during the July meeting, but was scheduled to consider that Advisory Agreement during a subsequent Board meeting.

The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.45%

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least February 1, 2021 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.79% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the Adviser and the Fund’s Board of Trustees. The fee waived is not subject to recoupment.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

On December 21, 2015, a Participation Agreement was executed between Advanced Alpha Architect, L.P. (“Investing Fund”), a limited partnership organized under the laws of the State of Delaware, and the Trust. Alpha Architect, LLC is the General Partner of the Investing Fund and conducts the investment program of the Investing Fund. Each of the Investing Fund and Alpha Architect, LLC is an affiliate of the Adviser.

As of September 30, 2020, Advanced Alpha Architect, L.P. owned shares of the Funds as follows:

	Shares	% Ownership
Alpha Architect U.S. Quantitative Value ETF	42,502	0.91
Alpha Architect International Quantitative Value ETF	54,855	1.47
Alpha Architect U.S. Quantitative Momentum ETF	31,152	1.78
Alpha Architect International Quantitative Momentum ETF	60,866	2.10
Alpha Architect Value Momentum Trend ETF	-	-

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2020, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$177,292,083	$75,452,388
Alpha Architect International Quantitative Value ETF	87,202,805	64,734,811
Alpha Architect U.S. Quantitative Momentum ETF	156,720,163	53,228,334
Alpha Architect International Quantitative Momentum ETF	169,350,494	102,914,736
Alpha Architect Value Momentum Trend ETF	9,489,973	15,809,694

For the fiscal year ended September 30, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$43,367,920	$114,722,193
Alpha Architect International Quantitative Value ETF	28,690,724	29,800,842
Alpha Architect U.S. Quantitative Momentum ETF	23,051,091	129,653,131
Alpha Architect International Quantitative Momentum ETF	24,558,890	73,866,664
Alpha Architect Value Momentum Trend ETF	5,457,293	37,290,208

For the fiscal year ended September 30, 2020, short term and long term gains on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect U.S. Quantitative Value ETF	10,861,609	442,366
Alpha Architect International Quantitative Value ETF	4,538,800	416,911
Alpha Architect U.S. Quantitative Momentum ETF	14,515,301	4,892,458
Alpha Architect International Quantitative Momentum ETF	12,171,646	1,133,353
Alpha Architect Value Momentum Trend ETF	1,229,833	(749,843)

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal year ended September 30, 2020:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Year	$18,557,017	$22,315,732	$19,252,878	$22,506,855	$82,632,482
Purchases	3,669,349	3,989,297	1,968,220	5,320,399	14,947,265
Proceeds from Sales	(11,448,843)	(12,309,006)	(15,029,363)	(14,312,691)	(53,099,903)
Net Realized Gains (Losses)	(578,152)	(1,484,674)	2,282,229	(867,708)	(648,305	)*
Change in Unrealized Appreciation (Depreciation)	(178,177)	829,894	2,191,298	2,816,381	5,659,396
Value, End of Year	10,021,194	13,341,243	10,665,262	15,463,236	49,490,935
Dividend Income	234,282	357,510	9,063	177,751	778,606
Return of Capital Distributions	-	-	10,447	-	10,447
Capital Gains Distributions	-	-	-	-	-

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Year	666,081	829,686	641,256	878,450
Number of Shares Purchased	194,064	182,962	61,139	223,312
Number of Shares Sold	(450,647)	(475,993)	(448,315)	(563,371)
Shares, End of Year	409,498	536,655	254,080	538,391

*The “Net Realized Gains (losses) value of ($648,305) is the sum of (1) Investments in Affiliates ($1,128,295) and (2) In-kind Redemptions $479,990 from the Statement of Operations.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2020 were as follows:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect Value Momentum Trend ETF
Tax cost of Investments	$108,810,039	$94,859,810	$64,485,211	$74,263,232	$53,559,678
Gross tax unrealized appreciation	8,480,592	7,446,135	11,084,813	9,428,849	3,407,646
Gross tax unrealized depreciation	(3,721,260)	(10,388,649)	(2,249,075)	(883,323)	(7,347,522)
Net tax unrealized appreciation (depreciation)	$4,759,332	$(2,942,514)	$8,835,738	$8,545,526	$(3,939,876)
Undistributed ordinary income	557,928	671,109	-	-	-
Undistributed long-term gain	-	-	-	-	-
Total distributable earnings	557,928	671,109	-	-	-
Other accumulated gain (loss)	(64,302,543)	(34,831,766)	(29,215,275)	(36,914,518)	(15,027,994)
Total accumulated gain (loss)	$(58,985,283)	$(37,103,171)	$(20,379,537)	$(28,368,992)	$(18,967,870)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the period year September 30, 2020, the Funds did not defer any qualified late year losses.

At September 30, 2020, the following funds deferred, on a tax basis, post-October losses of:

	Post October Late Year Loss Deferral	Post October Capital Loss Deferral
Alpha Architect U.S. Quantitative Value ETF	$-	$-
Alpha Architect International Quantitative Value ETF	-	-
Alpha Architect U.S. Quantitative Momentum ETF	-	-
Alpha Architect International Quantitative Momentum ETF	205,744	-
Alpha Architect Value Momentum Trend ETF	198,419	-

At September 30, 2020, the Funds had the following capital loss carryforwards

	Unlimited Short-Term	Unlimited Long-Term
Alpha Architect U.S. Quantitative Value ETF	$(48,341,174)	$(15,961,369)
Alpha Architect International Quantitative Value ETF	(25,621,000)	(9,210,766)
Alpha Architect U.S. Quantitative Momentum ETF	(29,215,275)	-
Alpha Architect International Quantitative Momentum ETF	(36,708,774)	-
Alpha Architect Value Momentum Trend ETF	(14,638,396)	(191,179)

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal years ended September 30, 2020 and September 30, 2019 were as follows:

	Fiscal Year Ended September 30, 2020		Fiscal Year Ended September 30, 2019

	Ordinary Income	Return of Capital	Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$1,904,150	$-	$1,800,483
Alpha Architect International Quantitative Value ETF	2,076,341	-	2,390,973
Alpha Architect U.S. Quantitative Momentum ETF	39,192	45,177	34,407
Alpha Architect International Quantitative Momentum ETF	619,693	-	763,251
Alpha Architect Value Momentum Trend ETF	1,105,437	-	483,624

NOTE 8 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Funds’ has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

Mr. Tao Wang no longer serves as a portfolio manager of the Funds. Beginning June 26, 2020, Mr. Brandon Koepke, CFA, has served as a portfolio manager for each Fund. Mr. Koepke was previously the secondary trading and execution representative for the Funds since their inception. Mr. Koepke oversees all trading and execution for the Adviser, including algorithmic design and implementation. Mr. Koepke has a B.S. in Computer Science and a B.Comm specializing in Finance from the University of Calgary.

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund's investments.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to September 30, 2020, that materially impacted the amounts or disclosures in the Funds’ financial statements.

Effective on October 1, 2020, the Funds’ Creation Unit sizes were changed as follows:

Fund Name	Previous Creation Unit Size	New Creation Unit Size

Alpha Architect U.S. Quantitative Value ETF	50,000 Shares	10,000 Shares
Alpha Architect U.S. Quantitative Momentum ETF	50,000 Shares	10,000 Shares
Alpha Architect International Quantitative Value ETF	50,000 Shares	25,000 Shares
Alpha Architect International Quantitative Momentum ETF	50,000 Shares	25,000 Shares

ALPHA ARCHITECT ETF TRUST

Empower Investors Through Education | Affordable Alpha

Certified Public Accountants

4601 DTC BOULEVARD • SUITE 700

DENVER, COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338

www.spicerjeffries.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Alpha Architect ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (each a series of Alpha Architect ETF Trust, the “Trust” and collectively, the “Funds”) as of September 30, 2020, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes and schedules (collectively referred to as the financial statements).

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, and the results of their operations, changes in net assets, and financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Alpha Architect U.S. Quantitative Value ETF (“QVAL”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”), and Alpha Architect International Quantitative Momentum ETF (“IMOM”)	For the year ended September 30, 2020	For the years ended September 30, 2020 and 2019.	For the years ended September 30, 2020, 2019, 2018, and 2017.
Alpha Architect Value Momentum Trend ETF (“VMOT”)	For the year ended September 30, 2020	For the years ended September 30, 2020 and 2019.	For the years ended September 30, 2020, 2019, 2018, and the period from May 3, 2017 through September 30, 2017.

The financial highlights for the year ended September 30, 2016 (QVAL, IVAL), for the period December 2, 2015 to September 30, 2016 (QMOM), for the period December 23, 2015 to September 30, 2016 (IMOM) were audited by other auditors whose report dated November 11, 2016 expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Trust’s auditor since 2016.

Denver, Colorado

November 30, 2020

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686

www.AlphaArchitect.com

ALPHA ARCHITECT ETF TRUST

Expense Example

September 30, 2020 (Unaudited)

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (April 1, 2020 to September 30, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2020 to September 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
	Expense	Account Value	Account Value	Period April 1, 2020 to
	Ratio	April 1, 2020	September 30, 2020	September 30, 2020

Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.49%	$1,000.00	$1,359.10	$2.89
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.55	2.48
Alpha Architect International Quantitative Value ETF[1]
Actual	0.59%	$1,000.00	$1,193.40	$3.24
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.05	2.98
Alpha Architect U.S. Quantitative Momentum ETF [1]
Actual	0.49%	$1,000.00	$1,607.40	$3.19
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.55	2.48
Alpha Architect International Quantitative Momentum ETF [1]
Actual	0.59%	$1,000.00	$1,384.60	$3.52
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.05	2.98
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	2.36%	$1,000.00	$1,154.10	12.71
Hypothetical (5% annual return before expenses)	2.36%	1,000.00	1,013.20	11.88

1. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

2. The Advisor has waived fees incurred by the Fund that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, to prevent management fees from exceeding 0.79% of the Fund’s daily net assets.

ALPHA ARCHITECT ETF TRUST

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect Each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of that Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At a recent meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2020. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

ALPHA ARCHITECT ETF TRUST

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	100.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2020 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	46.93%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETF TRUST

Foreign Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended September 30, 2020. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	$224,742	$0.0599	100.00%
Alpha Architect International Quantitative Momentum ETF	97,221	0.0335	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ALPHA ARCHITECT ETF TRUST

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

ALPHA ARCHITECT ETF TRUST

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	9	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present); Co-founder and CEO, Apptempo (2013 – 2015); Head of Product, Dataminr (2011 – 2013); Fund of Funds analyst, Merrill Lynch (2005 – 2009)	9	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present); Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA's Market Regulation Committee (2009 - present).	9	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETF TRUST

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on July 28, 2020 to consider the approval of the Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF, and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreement, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance and investment strategies. Information furnished by the Adviser specifically in connection with the renewal of the Advisory Agreement included, among other things, information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the Advisory Agreement.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

1)	Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

2)	Performance. The Board considered the relative performance information for each of the Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Funds.

Alpha Architect U.S. Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund as an actively-managed ETF focused on value stocks in the US stock market. The Board noted that the Fund tracks a proprietary index called the Alpha Architect Quantitative Value Index. In addition, the Fund is benchmarked against the S&P 500 Value Index as shown in the Trust’s prospectus. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve, twenty-four, and thirty-six months. In particular it was noted the Fund’s performance placed it in the second (second to lowest), first (lowest), and second (second to lowest) performance quartiles, respectively for those periods, versus its ETF peers. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed the performance of a fund that served as benchmark representative on a one-year, three-year and since inception basis. The Board was not satisfied with the Fund’s performance. However, given the Fund’s high active share level and the rules-based nature of the management of the Fund, but was satisfied with the Fund’s construction and understood the rationale for its implied performance volatility.

Alpha Architect International Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund as an actively-managed ETF focused on value stocks in the stock markets outside of the United States. The Board noted that the Fund tracks a proprietary index called the Alpha Architect International Quantitative Value Index. In addition, the Fund is benchmarked against the MSCI EAFE Value Index as shown in the Trust’s prospectus. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve, twenty-four, and thirty-six months. In particular, it was noted the Fund’s performance placed it in the fourth (highest), second (second lowest), and second (second lowest) performance quartiles, respectively for those periods, versus its ETF peers. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance outperformed the performance of a fund that served as benchmark representative on a one-year and since inception basis, but underperformed on a three-year basis. The Board was satisfied with the Fund’s performance. Given the foregoing, and the Fund’s high active share level and the rules-based nature of the management of the Fund, the Board was also satisfied with the Fund’s construction and understood the rationale for its implied performance volatility.

Alpha Architect U.S. Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund as an actively-managed ETF focused on momentum stocks in the US stock market. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect Quantitative Momentum Index. In addition, the Fund is benchmarked against the S&P 500 Growth Index as shown in the Trust’s prospectus. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve, twenty-four, and thirty-six months. In particular, it was noted the Fund’s performance placed it in the fourth (highest), second (second lowest), and second (second lowest) performance quartiles, respectively for those periods, versus its ETF peers. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed the performance of a fund that served as benchmark representative on a one-year, three-year and since-inception basis. The Board was not satisfied with the Fund’s performance. However, given the Fund’s high active share level and the rules-based nature of the management of the Fund, but was satisfied with the Fund’s construction and understood the rationale for its implied performance volatility.

Alpha Architect International Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund as an actively-managed ETF focused on momentum stocks in the stock markets outside of the United States. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect International Quantitative Momentum Index. In addition, the Fund is benchmarked against the MSCI EAFE Growth Index as shown in the Trust’s prospectus. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve, twenty-four, and thirty-six months. In particular, it was noted the Fund’s performance placed it in the second (second lowest), second (second lowest), and first (lowest) performance quartiles, respectively for those periods, versus its ETF peers. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed the performance of a fund that served as benchmark representative on a one-year, three-year and since-inception basis. The Board was not satisfied with the Fund’s performance. However, given the Fund’s high active share level and the rules-based nature of the management of the Fund, the Board was satisfied with the Fund’s construction and understood the rationale for its implied performance volatility.

3)	Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for each Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds on both a standard and active share basis where applicable. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Nonetheless, the Board considered, among other information, the data provided in the third-party report.

Alpha Architect U.S. Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds. The Fund’s fees were in the third quartile (second highest) versus ETFs on both a standard and active fee basis. Additionally, the Fund’s fees were in the first quartile (lowest) versus mutual funds on both a standard and active fee basis. The Board was satisfied with the Fund’s current fee level.

Alpha Architect International Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds. The Fund’s fees were in the fourth quartile (highest) and third quartile (second highest), respectively, versus ETFs on a standard and active fee basis. Additionally, the Fund’s fees were in the first quartile (lowest) versus mutual funds on both a standard and active fee basis. The Board was satisfied with the Fund’s current fee level.

Alpha Architect U.S. Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds. The Fund’s fees were in the fourth quartile (highest) and third quartile (second highest), respectively, versus ETFs on a standard and active fee basis. Additionally, the Fund’s fees were in the first quartile (lowest) versus mutual funds on both a standard and active fee basis. The Board was satisfied with the Fund’s current fee level.

Alpha Architect International Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds. The Fund’s fees were in the second quartile (second lowest) versus ETFs on a both standard and active fee basis. Additionally, the Fund’s fees were in the second quartile (second lowest) versus mutual funds on both a standard and active fee basis. The Board was satisfied with the Fund’s current fee level. The Board was satisfied with the Fund’s current fee level.

4)	Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser in connection with providing services to the Funds. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

5)	Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board concluded that the Adviser would not receive any material fall-out benefits from its advisory services to the Funds.

6)	Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory fees (and sub-advisory fees) for each Fund do not include breakpoints, but concluded that it was still premature to meaningfully evaluate potential economies of scale. The Adviser noted that it planned to propose fee breakpoints for the Funds that would become effective January 1, 2021.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the Agreement.

NOTES - VMOT Advisory Agreement: Please see the Funds’ semi-annual report for a discussion of the Board’s consideration of the VMOT Advisory Agreement. In addition, the Board has recently approved the VMOT Advisory Agreement for another one-year period; a discussion of the Board’s consideration will be included in the Funds’ next semi-annual report.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY

(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to "adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Pellegrino, LLC 303 West Lancaster Avenue, Suite 302 Wayne, PA 19087

Alpha Architect U.S. Quantitative Value ETF
Symbol – QVAL CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF
Symbol – IVAL CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF
Symbol – QMOM CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF
Symbol – IMOM CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF
Symbol – VMOT
CUSIP – 02072L508

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Alpha Architect U.S. Quantitative Value ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Value ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Momentum ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

Alpha Architect Value Momentum Trend ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	$6,750	$6,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Alpha Architect U.S. Quantitative Value ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Value ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect U.S. Quantitative Momentum ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Momentum ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect Value Momentum Trend ETF

	FYE 9/30/2020	FYE 9/30/2019
Audit Fees	0%	0%
Audit-Related Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Alpha Architect U.S. Quantitative Value ETF

Non-Audit Related Fees	FYE 9/30/2020	FYE 9/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Value ETF

Non-Audit Related Fees	FYE 9/30/2020	FYE 9/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF

Non-Audit Related Fees	FYE 9/30/2020	FYE 9/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Momentum ETF

Non-Audit Related Fees	FYE 9/30/2020	FYE 9/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect Value Momentum Trend ETF

Non-Audit Related Fees	FYE 9/30/2020	FYE 9/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	11/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	11/30/2020

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date	11/30/2020